Risk Management Section - Footnotes to tables - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed Rate of Instruments [Abstract]
One-sided confidence level percentage to calculate economic capital	99.00%
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	€ 12,829.0 [1]	€ 13,510.0
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	878,985.0	876,444.0
Value adjustment hedged items in respect of portfolio hedges	(3.9)
Liquidity facility	(1,300.0)
De-netting of cash pool balances	(1,800.0)
Other items not inclued in receivables	(300.0)
Securities at amortised cost [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Repurchase agreements and cash collateral on securities lent	(9,900.0)
Derivatives [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Repurchase agreements and cash collateral on securities lent	(10,200.0)
Gross carrying amount [member] | Financial instruments purchased or originated credit-impaired [member] | Stage 3: Lifetime Expected Credit Losses [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	1.0	€ 1.0
Gross carrying amount [member] | contingent liabilities (credit replacements) [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	115,700.0
Gross carrying amount [member] | Loans and advances to central banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	51,200.0
Gross carrying amount [member] | Financial assets at FVOCI [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	32,200.0
Gross carrying amount [member] | Securities at amortised cost [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	46,100.0
Gross carrying amount [member] | Loans And Advances To Banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	35,100.0
Gross carrying amount [member] | Loans and advances to customers [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	616,400.0
Provisions [member] | contingent liabilities (credit replacements) [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	25.0
Provisions [member] | Loans and advances to central banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	1.0
Provisions [member] | Financial assets at FVOCI [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	10.0
Provisions [member] | Securities at amortised cost [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	10.0
Provisions [member] | Loans And Advances To Banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	9.0
Provisions [member] | Loans and advances to customers [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial assets	4,590.0
Undrawn commitments [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Undrawn committed amounts not included in credit outstandings	115,000.0
Non IFRS 9 eligible assets commitments [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	100,000.0
IAS 37 & IFRS 9 Off-Balance Provisions [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	€ 93.3

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.